Intellectual Property (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) integer $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) integer $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) integer $ / shares shares	Dec. 31, 2019 USD ($) shares
Amortization expense charged to cost and expenses	$ 51,150	$ 61,066	$ 102,300	$ 111,366	$ 213,666	$ 201,200
Estimated amortization cost for 2021	204,600		204,600		204,600
Estimated amortization cost for 2022	204,600		204,600		204,600
Estimated amortization cost for 2023	204,600		204,600		204,600
Estimated amortization cost for 2024	204,600		204,600		204,600
Estimated amortization cost for 2025	$ 204,600		$ 204,600		$ 204,600
Shares issued | shares	89,245,951		89,245,951		78,096,326	76,747,750
On April 24, 2017 [Member]
Shares issued | shares	925,000		925,000		925,000
Purchase price of intellectual property				$ 2,500,000	$ 2,500,000
Shares issued, value	$ 518,000		$ 518,000		$ 518,000
Shares issued, price per share | $ / shares	$ 0.56		$ 0.56		$ 0.56
On April 24, 2017 [Member] | EERCF [Member]
Shares issued | shares	628,998		628,998		628,998
Number of patent applications | integer	42		42		42
On April 24, 2017 [Member] | Inventors designated by EERCF [Member]
Shares issued | shares	296,002		296,002		296,002